Note 9 - Notes Payable	9 Months Ended
Sep. 30, 2016
Notes
Note 9 - Notes Payable

NOTE 9–NOTE PAYABLE

On February 16, 2016, MHB, Inc. advanced to us $7,500 to pay for certain operating expenses. The loan is unsecured, due on demand, and accrues interest at 10%. As of September 30, 2016, this loan remains outstanding and has accrued interest of $464.

Effective March 24, 2016, we issued a promissory note for $33,717 with a former employee pursuant to the terms of the employment separation agreement. The note is unsecured, non-interest-bearing, and repayable according to a specific schedule by September 19, 2016. As of September 30, 2016, the note is past due with a balance of $20,217.

On April 27, 2016, we issued a promissory note for $27,000 with Jeff Holmes in conjunction with Mr. Holmes assignment of his note dated June 26, 2015, to Blackbridge Capital, LLC (Note 10). The note included a $25,000 cash payment and a $2,000 original issue discount. The note is unsecured, accrues interest at 1% per annum, and is due and payable on October 26, 2016. In connection with the execution of the promissory note, we also issued a warrant to purchase 5,000 shares of common stock (Note 12). As of September 30, 2016, this note remains outstanding and has accrued interest of $115.